TRADE AND OTHER RECEIVABLES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
Receivables from handset sales financing	₽ 15,785	₽ 16,845
Subscribers	12,704	10,980
Other trade receivables	4,954	4,427
Interconnect	1,794	1,624
Integration services	1,512	2,407
Roaming	1,072	1,912
Bonuses from suppliers	342	724
Dealers	158	268
Receivables from the sharing agreement	73	802
Receivables from sale of VF Ukraine		743
Other receivables	1,260	2,622
Allowance for ECL	(4,623)	(4,203)	₽ (2,344)
Trade and other receivables, total	35,031	39,151
Less non-current portion	(2,163)	(3,556)
Trade and other receivables, current	₽ 32,868	₽ 35,595